Note M - Related Party Transactions - Related Party Loans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Total loans at January 1, 2016	$ 3,989
New loans	1,085
Repayments	(528)
Other changes	1,399
Total loans at December 31, 2016	$ 5,945